UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07391

              ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2005

                   Date of reporting period: January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Strategic Income Trust
PORTFOLIO OF INVESTMENTS
January 31, 2005 (unaudited)

                                                           Principal
                                                              Amount
                                                               (000)    U.S. $ Value
-------------------------------------------------------------------------------------
Argentina - 0.8%
Government Obligations - 0.8%
Republic of Argentina
     1.98%, 8/03/12(a)(b)                            US$         890   $     762,062
     11.75%, 6/15/15(b)(c)                                       125          39,000
     12.00%, 6/19/31(b)(c)                                        27           8,295
     12.25%, 6/19/18(b)(c)                                       239          74,619
     15.50%, 12/19/08(b)(c)                                      165          51,233
                                                                       --------------
Total Argentinian Securities
     (cost $746,858)                                                         935,209
                                                                       --------------
Australia - 1.8%
Corporate Debt Obligation - 0.1%
Commonwealth Bank of Australia
     4.65%, 6/15/18(d)                                           150         143,713
                                                                       --------------
Government Obligation - 1.7%
Government of Australia
     6.25%, 4/15/15(b)                               AUD       2,475       2,045,455
                                                                       --------------
Total Australian Securities
     (cost $2,172,005)                                                     2,189,168
                                                                       --------------
Brazil - 2.0%
Government Obligations - 2.0%
Federal Republic of Brazil
     10.50%, 7/14/14(b)                              US$         105         122,062
     11.00%, 8/17/40(b)                                           75          86,925
     12.00%, 4/15/10(b)                                        1,800       2,201,400
     12.75%, 1/15/20(b)                                           65          85,313
                                                                       --------------
Total Brazilian Securities
     (cost $1,283,164)                                                     2,495,700
                                                                       --------------
Canada - 3.5%
Corporate Debt Obligations - 1.0%
Abitibi-Consolidated, Inc.
     6.00%, 6/20/13(b)                                         1,275       1,201,687
West Fraser Timber Co., Ltd.
     5.20%, 10/15/14(d)                                           56          56,788
                                                                       --------------
                                                                           1,258,475
                                                                       --------------

                                                           Shares or
                                                           Principal
                                                              Amount
                                                               (000)    U.S. $ Value
-------------------------------------------------------------------------------------
Government Obligation - 2.5%
Government of Canada
     5.50%, 6/01/10(b)                               CAD       3,528   $   3,090,873
                                                                       --------------
Total Canadian Securities
     (cost $4,466,892)                                                     4,349,348
                                                                       --------------
Cayman Islands - 0.3%
Preferred Stock - 0.3%
ACE, Ltd. Series C
     7.80%, 5/30/08(b)
     (cost $325,000)                                          13,000         346,840
                                                                       --------------
Colombia - 1.0%
Government Obligation - 1.0%
Republic of Colombia
     11.75%, 2/25/20(b)
     (cost $923,803)                                 US$         950       1,201,750
                                                                       --------------
Czech Republic - 0.1%
Corporate Debt Obligation - 0.1%
Oskar Mobil AS
     7.50%, 10/15/11(d)
     (cost $61,512)                                  EUR          50          70,194
                                                                       --------------
Denmark - 0.3%
Corporate Debt Obligation - 0.3%
Danske Bank A/S
     5.88%, 3/26/15(a)(b)
     (cost $243,962)                                             240         355,541
                                                                       --------------
El Salvador - 0.2%
Government Obligation - 0.2%
Republic of El Salvador
     7.75%, 1/24/23(d)
     (cost $249,125)                                 US$         250         274,125
                                                                       --------------
France - 12.5%
Corporate Debt Obligation - 0.3%
Legrand Holding SA
     10.50%, 2/15/13(b)                                          305         360,662
                                                                       --------------

                                                           Principal
                                                              Amount
                                                               (000)    U.S. $ Value
-------------------------------------------------------------------------------------
Government Obligation - 12.2%
Government of France
     4.00%, 10/25/13(b)                              EUR      11,000   $  14,957,324
                                                                       --------------
Total French Securities
     (cost $13,061,378)                                                   15,317,986
                                                                       --------------
Germany - 10.4%
Corporate Debt Obligation - 0.3%
Kronos International, Inc.
     8.88%, 6/30/09(b)                                           250         352,472
                                                                       --------------
Government Obligations - 10.1%
Bundesobligation
     4.00%, 2/16/07(b)                                           465         625,749
     4.25%, 2/15/08(b)                                         1,162       1,586,433
     4.50%, 8/18/06(b)                                           444         598,331
     4.50%, 8/17/07(b)                                         2,097       2,867,372
Deutsche Bundesrepublik
     5.00%, 1/04/12(b)                                         4,299       6,222,522
     5.25%, 1/04/11(b)                                           325         473,155
                                                                       --------------
                                                                          12,373,562
                                                                       --------------
Total German Securities
     (cost $11,083,141)                                                   12,726,034
                                                                       --------------
Greece - 0.6%
Corporate Debt Obligation - 0.6%
Antenna TV SA
     9.75%, 7/01/08(b)
     (cost $488,360)                                             540         747,240
                                                                       --------------
Hong Kong - 0.1%
Corporate Debt Obligation - 0.1%
Hutchison Whampoa
International, Ltd.
     5.45%, 11/24/10(d)
     (cost $99,781)                                  US$         100         103,890
                                                                       --------------
Ireland - 0.4%
Corporate Debt Obligation - 0.4%
JSG Funding Plc.
     10.13%, 10/01/12(b)(d)
     (cost $294,720)                                 EUR         300         443,527
                                                                       --------------

                                                           Principal
                                                              Amount
                                                               (000)    U.S. $ Value
-------------------------------------------------------------------------------------
Italy - 3.7%
Corporate Debt Obligation - 0.4%
Banca Popolare di Bergamo Capital Trust
     8.36%, 2/15/11(b)                               EUR         325   $     522,872
                                                                       --------------
Government Obligation - 3.3%
Government of Italy
     5.00%, 5/01/08(b)                                         2,900       4,048,066
                                                                       --------------
Total Italian Securities
     (cost $4,058,750)                                                     4,570,938
                                                                       --------------
Japan - 0.9%
Corporate Debt Obligations - 0.9%
Mizuho Financial Group Cayman, Ltd.
     5.79%, 4/15/14(d)                               US$         100         105,988
     8.38%, 4/27/09(b)                                           920       1,013,564
                                                                       --------------
Total Japanese Securities
     (cost $1,076,406)                                                     1,119,552
                                                                       --------------
Kazakhstan - 1.1%
Corporate Debt Obligation - 1.1%
Kazkommerts International BV
     8.50%, 4/16/13(d)
     (cost $1,271,928)                                         1,300       1,337,375
                                                                       --------------
Luxembourg - 0.9%
Corporate Debt Obligations - 0.9%
Arcelor Finance SCA
     5.13%, 9/24/10(b)                               EUR         345         484,968
NOMA Luxembourg SA
     9.75%, 7/15/11(d)                                           218         313,758
Sanitec International SA
     9.00%, 5/15/12(b)                                           175         251,299
                                                                       --------------
Total Luxembourg Securities
     (cost $881,937)                                                       1,050,025
                                                                       --------------
Mexico - 6.3%
Corporate Debt Obligation - 0.4%
Innova S. de R.L.
     9.38%, 9/19/13(b)                               US$         405         459,675
                                                                       --------------

                                                           Shares or
                                                           Principal
                                                              Amount
                                                               (000)    U.S. $ Value
-------------------------------------------------------------------------------------
Government Obligations - 5.9%
Mexican Bonos
     8.00%, 12/07/23(b)                              MXN      19,988   $   1,497,124
United Mexican States
     7.50%, 1/14/12(b)                               US$         250         284,875
     8.00%, 9/24/22(b)                                         3,206       3,792,698
     8.13%, 12/30/19(b)                                          925       1,113,700
     11.38%, 9/15/16(b)                                          406         604,940
                                                                       --------------
                                                                           7,293,337
                                                                       --------------
Total Mexican Securities
     (cost $7,248,633)                                                     7,753,012
                                                                       --------------
Netherlands - 0.3%
Common Stock - 0.1%
Versatel Telecom International NV(b)(e)              EUR      32,931          87,269
                                                                       --------------
Corporate Debt Obligation - 0.2%
Deutsche Telekom International Finance BV
     8.25%, 6/15/30(b)(f)                            US$         224         303,026
                                                                       --------------
Total Dutch Securities
     (cost $330,589)                                                         390,295
                                                                       --------------
Peru - 0.1%
Government Obligation - 0.1%
Republic of Peru
     8.38%, 5/03/16(b)
     (cost $113,459)                                             113         122,605
                                                                       --------------
Romania - 0.5%
Corporate Debt Obligation - 0.5%
MobiFon Holdings BV
     12.50%, 7/31/10(b)
     (cost $491,485)                                             500         596,250
                                                                       --------------
Russia - 6.3%
Government Obligations - 6.3%
Russian Federation
     5.00%, 3/31/30(d)(f)                                      5,410       5,680,500
Russian Ministry of Finance
     3.00%, 5/14/08(b)                                         2,195       2,049,691
                                                                       --------------
Total Russian Securities
     (cost $4,639,902)                                                     7,730,191
                                                                       --------------

                                                           Principal
                                                              Amount
                                                               (000)    U.S. $ Value
-------------------------------------------------------------------------------------
South Africa - 5.9%
Corporate Debt Obligations - 5.9%
Development Bank of Southern Africa
     Zero Coupon, 12/31/27(b)                        ZAR      50,000     $ 1,381,274
European Bank for Reconstruction & Development
     Zero Coupon, 12/31/29(b)                                 50,000       1,528,217
International Bank for Reconstruction & Development
     Zero Coupon, 2/17/26(b)                                  50,000       1,811,358
     Zero Coupon, 12/29/28(d)                                250,000       2,481,254
                                                                       --------------
Total South African Securities
     (cost $5,187,474)                                                     7,202,103
                                                                       --------------
Spain - 2.2%
Government Obligation - 2.2%
Government of Spain
     4.25%, 10/31/07(b)
     (cost $2,349,411)                               EUR       1,940       2,644,915
                                                                       --------------
Turkey - 0.1%
Government Obligations - 0.1%
Republic of Turkey
     11.50%, 1/23/12(b)                              US$          35          44,712
     11.88%, 1/15/30(b)                                           15          21,450
                                                                       --------------
Total Turkish Securities
     (cost $65,527)                                                           66,162
                                                                       --------------
Ukraine - 0.1%
Government Obligations - 0.1%
Government of Ukraine
     6.88%, 3/04/11(d)                                           100         105,500
     11.00%, 3/15/07(d)                                           23          25,014
                                                                       --------------
Total Ukrainian Securities
     (cost $124,628)                                                         130,514
                                                                       --------------
United Kingdom - 4.1%
Corporate Debt Obligations - 4.0%
Big Food Group Plc.
     9.75%, 6/30/12(d)                               GBP          92         199,555
British Telecommunications Plc.
     8.63%, 12/15/30(b)                              US$          50          68,435
HSBC Capital Funding LP
     4.61%, 6/27/13(d)                                           370         361,175

                                                           Shares or
                                                           Principal
                                                              Amount
                                                               (000)    U.S. $ Value
-------------------------------------------------------------------------------------
mmO2 Plc.
     6.38%, 1/25/07(b)                               EUR         410   $     572,140
Rexam Plc.
     6.63%, 3/27/07(b)                                           410         575,325
Royal & Sun Alliance Insurance Group Plc.
     8.95%, 10/15/29(b)                              US$         305         403,636
Royal Bank of Scotland Group Plc.
     7.65%, 9/30/31(b)                                         1,875       2,360,619
Yorkshire Power Finance
     7.25%, 8/04/28(b)                               GBP         145         303,455
                                                                       --------------
                                                                           4,844,340
                                                                       --------------
Preferred Stock - 0.1%
Royal Bank of Scotland Group Plc.
     5.75%, 6/30/08(b)                                         4,700         123,798
                                                                       --------------
Total United Kingdom Securities
     (cost $4,009,918)                                                     4,968,138
                                                                       --------------
United States - 40.9%
Corporate Debt Obligations - 12.9%
AK Steel Corp.
     7.88%, 2/15/09(b)                               US$         250         256,250
Alabama Power Capital Trust V
     5.50%, 10/01/42                                              50          51,770
Amerada Hess Corp.
     6.65%, 8/15/11                                               77          84,727
     7.13%, 3/15/33(b)                                           450         514,952
Amkor Technology, Inc.
     7.75%, 5/15/13(b)                                           250         222,500
BellSouth Corp.
     5.20%, 9/15/14(b)                                            81          82,816
Broder Brothers Co.
     11.25%, 10/15/10(b)                                         595         635,162
Calpine Corp.
     8.50%, 7/15/10(d)                                           335         262,975
Charter Communication Holdings LLC
     11.75%, 5/15/11(b)(g)                                       585         406,575
Comcast Cable Communications Holdings, Inc.
     8.38%, 3/15/13(b)                                           115         142,063
Continental Airlines, Inc.
     6.70%, 6/15/21(b)                                            87          83,177
     7.03%, 6/15/11(b)                                           423         346,982
Crum & Forster Holdings Corp.
     10.38%, 6/15/13(b)                                          240         268,200

                                                           Principal
                                                              Amount
                                                               (000)    U.S. $ Value
-------------------------------------------------------------------------------------
Delhaize America, Inc.
     8.05%, 4/15/27(b)                               US$         860   $   1,024,641
Dex Media East LLC
     12.13%, 11/15/12(b)                                         134         160,465
Dex Media West LLC Series B
     9.88%, 8/15/13(b)                                           244         276,635
Ford Motor Co.
     6.38%, 2/01/29(b)                                            38          34,047
     7.45%, 7/16/31(b)                                           250         249,412
Ford Motor Credit Co.
     4.95%, 1/15/08(b)                                           100          99,165
General Motors Acceptance Corp.
     7.00%, 2/01/12                                              207         208,588
General Motors Corp.
     8.38%, 7/15/33(b)                                           516         519,599
Genworth Financial, Inc.
     1.60%, 6/20/11(b)                               JPY      22,000         214,278
HCA, Inc.
     7.58%, 9/15/25(b)                               US$          65          66,296
HLI Operating Co., Inc.
     10.50%, 6/15/10(b)                                          130         135,850
Huntsman International LLC
     10.13%, 7/01/09(b)                                          153         160,650
IBM Corp.
     4.75%, 11/29/12(b)                                          700         717,022
Insight Communications Co., Inc.
     12.25%, 2/15/11(b)(g)                                       350         343,000
Insight Midwest LP/Insight Capital, Inc.
     9.75%, 10/01/09(b)                                          500         525,000
IPALCO Enterprises, Inc.
     8.38%, 11/14/08(a)(b)                                       150         168,000
Iridium LLC/Capital Corp. Series B
     14.00%, 7/15/05(b)(c)                                     2,000         310,000
JP Morgan Chase & Co.
     5.75%, 1/02/13(b)                                           900         960,636
Liberty Mutual Group
     5.75%, 3/15/14(d)                                           138         136,451
Markel Corp.
     7.35%, 8/15/34                                              100         111,968
MeadWestvaco Corp.
     6.85%, 4/01/12(b)                                           300         342,526
National Waterworks, Inc. Series B
     10.50%, 12/01/12(b)                                         200         224,000
Nextel Partners, Inc.
     12.50%, 11/15/09(b)                                         341         381,920
Paxson Communications Corp.
     12.25%, 1/15/09(b)(g)                                       265         255,725

                                                           Principal
                                                              Amount
                                                               (000)    U.S. $ Value
-------------------------------------------------------------------------------------
PF Export Receivables Master Trust
     6.44%, 6/01/15(d)                               US$         424   $     434,774
Pliant Corp.
     13.00%, 6/01/10(b)                                          395         387,100
Qwest Services Corp.
     13.50%, 12/15/10(d)                                         150         178,125
Rainbow National Services LLC
     10.38%, 9/01/14(d)                                          150         175,875
Rite Aid Corp.
     11.25%, 7/01/08(b)                                          200         215,250
Riviera Holdings Corp.
     11.00%, 6/15/10(b)                                          240         268,800
RJ Tower Corp.
     9.25%, 8/01/10(b)                               EUR         500         345,944
RR Donnelley & Sons Co.
     4.95%, 4/01/14(b)                               US$         489         489,682
SBC Communications, Inc.
     5.88%, 8/15/12(b)                                            19          20,385
     6.15%, 9/15/34                                              150         156,960
Six Flags, Inc.
     9.75%, 4/15/13(b)                                           250         238,125
Sprint Capital Corp.
     8.38%, 3/15/12                                              119         144,190
Time Warner Entertainment Co. LP
     8.38%, 3/15/23(b)                                           175         223,272
Time Warner Telecom, Inc.
     10.13%, 2/01/11(b)                                          250         245,000
Universal City Development Partners
     11.75%, 4/01/10(b)                                          255         299,625
Valero Energy Corp.
     6.88%, 4/15/12                                              120         136,238
WDAC Subsidiary Corp.
     8.50%, 12/01/14(d)                              EUR          71          90,833
William Lyon Homes, Inc.
     10.75%, 4/01/13(b)                              US$         250         280,625
Williams Scotsman, Inc.
     9.88%, 6/01/07(b)                                           500         500,000
                                                                       --------------
                                                                          15,814,826
                                                                       --------------
Bank Loans - 9.6%
Alderwoods Group, Inc.
     4.81-5.34%, 9/17/09                                         501         507,644
Allegheny Energy Supply Co.
     2.25%, 2/28/11                                              382         388,788
American Achievement Corp.
     4.92-6.75%, 3/31/11                                         496         503,384

                                                           Principal
                                                              Amount
                                                               (000)    U.S. $ Value
-------------------------------------------------------------------------------------
Brenntag Group
     4.73%, 2/28/12                                  US$       1,000   $   1,007,200
Dex Media West LLC
     4.10-5.66%, 3/09/10                                         867         876,930
Graham Packaging
     2.50%, 9/15/11                                              500         506,428
Keystone Automotive Operations, Inc.
     5.50%, 10/30/09                                             457         460,897
Landsource
     5.06%, 7/31/10                                              500         506,875
MGM Studios
     5.06%, 4/30/11                                              998         997,251
Multiplan
     4.73%, 3/31/09                                              444         448,333
Owens Illinois
     5.23%, 4/01/08                                              135         137,214
Panamsat Corp.
     4.87%, 7/01/11                                              496         497,631
PGT Industries
     5.71-5.93%, 2/28/10                                         486         492,176
Prestige Brands
     4.85%, 4/15/11                                              496         499,972
Rainbow National Services LLC
     5.19%, 3/31/12                                              500         506,458
Regal Cinemas
     4.56%, 10/19/10                                             481         486,387
Simmons Co.
     5.44-5.50%, 12/19/11                                        979         991,500
Venetian Resort
     2.50%, 6/15/11                                               68          69,034
     4.50%, 6/15/11                                              432         438,295
VWR International
     5.17%, 4/05/11                                              458         465,104
Warner Music Group
     5.15%, 3/22/11                                              496         501,936
Western Wireless
     5.03-5.58%, 5/30/11                                         498         500,713
                                                                       --------------
                                                                          11,790,150
                                                                       --------------
U.S. Government and Government
     Sponsored Agency Obligations - 17.7%
Federal National Mortgage Association
     30 YR TBA
     5.50%, 2/01/35                                            3,300       3,403,125
     6.00%, 2/01/35                                            7,500       7,743,750
     6.50%, 2/01/35                                            3,300       3,452,625

                                                           Shares or
                                                           Principal
                                                              Amount
                                                               (000)    U.S. $ Value
-------------------------------------------------------------------------------------
U.S. Treasury Bonds
     5.38%, 2/15/31(b)                               US$       2,043   $   2,285,367
U.S. Treasury Notes
     2.25%, 2/15/07(b)(h)                                      1,910       1,870,905
     4.25%, 8/15/14(b)                                         2,265       2,285,969
     4.25%, 11/15/14(b)                                          391         394,605
     4.75%, 5/15/14(b)                                           100         104,801
     4.88%, 2/15/12(b)                                            58          61,337
                                                                       --------------
                                                                          21,602,484
                                                                       --------------
Preferred Stocks - 0.7%
Ford Motor Co. Capital Trust II
     6.50%, 1/15/32(b)                                        10,285         514,044
Paxson Communications Corp.
     14.25%, 11/15/06(b)                                          37         303,400
XL Capital, Ltd. Class A
     6.50%, 5/15/07(b)                                         2,325          56,962
                                                                       --------------
                                                                             874,406
                                                                       --------------
Total United States Securities
     (cost $49,843,090)                                                   50,081,866
                                                                       --------------
Venezuela - 0.2%
Government Obligations - 0.2%
Republic of Venezuela
     3.69%, 4/20/11(b)(d)(f)                                      25          22,500
     9.25%, 9/15/27(b)                                           225         231,637
                                                                       --------------
Total Venezuelan Securities
     (cost $189,239)                                                         254,137
                                                                       --------------
SHORT-TERM INVESTMENT - 1.8%
Repurchase Agreement - 1.8%
Deutsche Bank
   2.45%, dated 1/31/05,
   due 2/01/05 in the amount
   of $2,200,150 (cost $2,200,000;
   collateralized by $2,220,000
   FHLMC, 2.38%, due 4/5/06,
   value $2,223,086)                                           2,200       2,200,000
                                                                       --------------
Total Investments - 109.4%
     (cost $119,582,077)                                                 133,774,630
Other assets less liabilities -  (9.4%)                                  (11,443,242)
                                                                       --------------

NET ASSETS - 100%                                                      $ 122,331,388
                                                                       ==============

FORWARD EXCHANGE CURRENCY CONTRACTS

                             Contract     U.S. $ Value on   U.S. $ Value at    Unrealized
                              Amount        Origination       January 31,    Appreciation/
                              (000)             Date              2005       (Depreciation)
-------------------------------------------------------------------------------------------
Buy Contracts:
Australian Dollar,
   settling 2/14/05             2,165       $ 1,654,151      $ 1,678,003       $   23,852
Canadian Dollar,
   settling 2/09/05             7,550         6,171,560        6,099,613          (71,947)
Euro,
   settling 2/25/05               253           328,152          330,784            2,632
Japanese Yen,
   settling 3/04/05           256,143         2,471,436        2,478,910            7,474

Sale Contracts:
Australian Dollar,
   settling 2/14/05             4,823         3,641,701        3,738,250          (96,549)
British Pound,
   settling 3/18/05               262           488,108          492,717           (4,609)
Canadian Dollar,
   settling 2/09/05            14,377        11,880,555       11,614,997          265,558
Euro,
   settling
 2/25/05-3/11/05               29,774        39,682,692       38,882,525          800,167
Japanese Yen,
   settling 3/04/05           152,417         1,486,611        1,475,070           11,541
Mexican Peso,
   settling 3/22/05             1,789           157,749          158,193             (444)
South African Rand,
   settling 3/07/05            37,048         6,224,427        6,195,619           28,808
Swedish Krona
   settling 2/26/05             3,697           551,214          529,806           21,408

FINANCIAL FUTURES CONTRACTS SOLD

                                                            U.S. $ Value at    Unrealized
                   Number      Expiration      Original       January 31,    Appreciation/
    Type          Contracts       Month          Value            2005       (Depreciation)
-------------------------------------------------------------------------------------------
U.S. Treasury       222        March 2005    $ 24,588,234    $ 24,922,969     $ (334,735)
Note 10 yr
Futures

U.S. Treasury       93         March 2005      10,389,844      10,440,703        (50,859)
Note 10 yr
Futures

INTEREST RATE SWAP TRANSACTIONS

                                                         Rate Type
                                              ------------------------------
                    Notional                   Payments           Payments       Unrealized
      Swap           Amount     Termination    made by           received by     Appreciation/
  Counterparty        (000)         Date       the Fund           the Fund      (Depreciation)
----------------------------------------------------------------------------------------------
Deutsche Banc      MXN 46,500     1/12/07       9.10%*             10.35%          $ 78,900
Deutsche Banc      MXN 46,500     1/12/07       9.90%               9.10%*          (45,838)

* Variable rates are based on the Interbank equilibrium interest rate for Mexican Pesos

(a) Coupon rate adjusts on a predetermined schedule to a rate based on a specific Index. Stated interest rate was in effect at January 31, 2005.
(b) Positions, or a portion thereof, with an aggregate market value of $91,209,582 have been segregated to collateralize forward exchange currency contracts.
(c)   Security is in default and is non-income producing.

(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005 these securities amounted to $13,003,889 or 10.6% of net assets.
(e)   Non-income producing security.
(f) Coupon increases periodically based upon a predetermined schedule. Stated interest rate was in effect at January 31, 2005.
(g) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(h) A portion of this position with a market value of $793,638 has been segregated to collateralize margin requirements for the open futures contracts.

      Glossary:

      TBA - (To Be Assigned) Securities are purchased on a forward commitment with an appropriate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

      FHLMC - Federal Home Loan Mortgage Corp.

      Currency Abbreviations:

      AUD - Australian Dollar
      CAD - Canadian Dollar
      EUR - Euros
      GBP - Great British Pound
      JPY - Japanese Yen
      MXN - Mexican Peso
      US$ - United States Dollar
      ZAR - South African Rand

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT

      11(a)(1)         Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)         Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Strategic Income Trust, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 31, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: March 31, 2005